REVENUE CLASSES AND CONCENTRATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
REVENUE CLASSES AND CONCENTRATIONS
Summary of operating revenue for disaggregated revenue purposes
	Nine Months Ended September 30, 2022	Nine Months Ended September 30, 2021

Revenue by product/service lines:

Retail	$2,153,094	$398,471
Distribution	2,881	14,569
Services	10,519,475	554,672
Total	$12,675,450	$967,712

Revenue by subsidiary:

Singlepoint (parent company)	$21,778	$28,428
Boston Solar	10,244,703	-
Box Pure Air	2,126,821	350,395
Direct Solar America	119,412	448,267
DIGS	7,376	34,217
Energy Wyze	155,360	106,405
Total	$12,675,450	$967,712

	Year Ended December 31,	Year Ended December 31,
	2021	2020

Revenue by product/service lines:

Retail	$405,970	$85,428
Distribution	15,591	138,809
Services	387,341	2,653,924
Total	$808,902	$2,878,161

Revenue by subsidiary:

Singlepoint (parent company)	$35,326	$184,561
Direct Solar America	241,042	2,653,924
DIGS	37,358	39,676
EnergyWyze	146,299	-
Box Pure Air	348,877	-
Total	$808,902	$2,878,161